Time Deposits - Maturities of Time Deposits (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Time Deposits [Line Items]
2023	$ 52,854
2024	19,344
2025	28,084
2026	977
2027	70
Thereafter	407
Time deposits maturities, after next twelve months	$ 101,736